Investments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Allowance for bonds at FVTOCI	$ (22,764)
Investments maturity	Maturity date of 22nd February 2016.
Investment liquidation, percent	85.00%
Nominal value	$ 1,235,543
Fair value measurement of the unquoted equity investment	5,261,387
Potential impairment	250,000
Bottom of range [member]
Statement Line Items [Line Items]
Implied an equity value range	5,110,200
Top of range [member]
Statement Line Items [Line Items]
Implied an equity value range	5,561,100
Unquoted equity investments 1 [member]
Statement Line Items [Line Items]
Designated at fair value through OCI	5,261,387	$ 5,263,777
Unquoted equity investments 2 [member]
Statement Line Items [Line Items]
Designated at fair value through OCI	$ 532,800	$ 724,310